MASTER TRUST - Plan's Interest (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Master Trust
EBP, Master Trust [Line Items]
Investments at fair value	$ 4,886,146,211	$ 4,431,628,955
Investments at contract value	275,010,684	292,899,727
Total investments	5,161,156,895	4,724,528,682
Master Trust | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	584,308,768	629,712,621
Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	378,042,751	338,282,336
Master Trust | Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	3,923,794,692	3,463,633,998
Plan Interest
EBP, Master Trust [Line Items]
Investments at fair value	2,357,695,866	2,137,837,408
Investments at contract value	135,770,716	146,945,981
Total investments	2,493,466,582	2,284,783,389
Plan Interest | Common stock
EBP, Master Trust [Line Items]
Investments at fair value	302,202,161	326,949,857
Plan Interest | Mutual funds
EBP, Master Trust [Line Items]
Investments at fair value	193,536,887	174,255,448
Plan Interest | Common/collective trusts
EBP, Master Trust [Line Items]
Investments at fair value	$ 1,861,956,818	$ 1,636,632,103